6. OTHER FINANCING RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Components of other financing receivables
	December 31,	December 31,
	2017	2016
	RMB	RMB

Other financing receivables	1,946,524	2,193,803
Less: Provision for credit losses	(10,311)	(144,359)

Other financing receivables, net	1,936,213	2,049,444

Carrying amount of other financing receivables
December 31, 2017	Current	1-90 days past due	> 90 days past due	Total
	RMB	RMB	RMB	RMB
Gross other financing receivables	1,946,524	─	─	1,946,524
Less: Provision for credit losses	(10,311)	─	─	(10,311)
Other financing receivables, net	1,936,213	─	─	1,936,213

December 31, 2016	Current	1-90 days past due	> 90 days past due	Total
	RMB	RMB	RMB	RMB
Gross other financing receivables	1,712,661	151,011	330,131	2,193,803
Less: Provision for credit losses	(16,552)	(12,245)	(115,562)	(144,359)
Other financing receivables, net	1,696,109	138,766	214,569	2,049,444

Movement of provision for credit losses
	December 31,	December 31,
	2017	2016
	RMB	RMB

Balance at beginning of year	(144,359)	(46,718)
Reclassification to accrued marketing expense	127,807	─
(Addition)/Reversal	6,241	(97,641)
Balance at ending of year	(10,311)	(144,359)